Adoption of Long-Duration Targeted Improvements - Rollforward of VOBA and Negative VOBA (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Value of business acquired	$ 262	$ 299	$ 341	$ 365
Negative value of business acquired	$ 1,863	$ 2,002		2,851
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Value of business acquired				565
Negative value of business acquired				17
Establishment of market risk benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Value of business acquired				(200)
Change in discount rate assumptions for the liability for future policy benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Negative value of business acquired				2,280
Change in cash flow assumptions and other activity for the liability for future policy benefits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Negative value of business acquired				$ 554